Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class - Return Before Taxes
Apr. 01, 2023
Average Annual Return:
Past 1 year	0.88%
Past 5 years	0.72%
Past 10 years	0.45%